Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	June 30, 2021	December 31, 2020
Customer relationships	$20,339,875	$20,117,564
Software copyright	5,107,410	-
Total	25,447,285	20,117,564

Less: accumulative amortization	(2,448,169)	(543,718)
Intangible assets, net	$22,999,116	$19,573,846

Schedule estimated amortization expense for intangible assets
Period ending June 30, 2021:	Amount
2021	$2,023,075
2022	4,046,149
2023	4,046,149
2024	4,046,149
2025	4,046,149
Thereafter	4,791,445
Total:	$22,999,116